DYKEMA GOSSETT PLLC
400 Renaissance Center
Detroit, MI 48243


May 4, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Washington, D.C. 20549-4720

Re: Advance Capital I, Inc., Funds - Rule 497 filing and certification (File No. 33-13754; File No. 811-05127)

Ladies and Gentlemen:

      Pursuant to Rule Rule 497(j), this letter will certify that and the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 39, which was electronically filed on April 28, 2010, and became effective on April 30, 2010. Please contact the undersigned should you have any questions.



Sincerely,
DYKEMA GOSSETT PLLC
/S/ PAUL R. RENTENBACH
Paul R. Rentenbach
Counsel to the Registrant